Income Taxes - Schedule of Components of Income Tax Expense/(Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current:
Federal	$ 44,088	$ 10,012	$ 25,234
State	9,957	879	1,803
Foreign	0	0	169
Deferred:
Federal	81,852	114,059	67,109
State	21,705	6,942	12,495
Total	$ 157,602	$ 131,892	$ 106,810